PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

(the “Funds”)

Supplement dated December 13, 2013 (“Supplement”) to the Prospectuses and Statements of Additional Information, dated July 24, 2013

Changes to Portfolio Manager

All references to Michael S. Fuller as a portfolio manager of the Funds are hereby deleted. The Funds continue to be managed by Louis W. ‘‘Chip’’ Moelchert, III, Louis W. Moelchert, Charles M. Johnson, III, Timothy G. Berry, Charles H.G. Honey, Laura E. Baird, Macon H. Clarkson and Bryan F. Durand.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.